S000067234 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
ICE U.S. 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.67%	13.70%
NYSE FactSet U.S. Tech Breakthrough Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.82%	17.08%
iShares U.S. Tech Breakthrough Multisector ETF
Prospectus [Line Items]
Average Annual Return, Percent	24.46%	16.79%
Performance Inception Date		Jan. 08, 2020
iShares U.S. Tech Breakthrough Multisector ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.35%	16.63%
iShares U.S. Tech Breakthrough Multisector ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.55%	13.56%